Document and Entity Information	Dec. 09, 2021
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001828723
Document Type	8-K/A
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	Altus Power, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39798
Entity Tax Identification Number	85-3448396
Entity Address, Address Line One	2200 Atlantic Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	698-0090
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Altus Power, Inc., a Delaware corporation (the “Company”), filed on December 13, 2021 (the “Original Report”), in which the Company reports, among other events, the completion of the Business Combination (as defined in the Original Report). This Amendment No. 1 is being filed in order to disclose information required by Items 1.01, 2.03, 5.05 and 8.01 of Form 8-K. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report, except as indicated below under 1.01, 2.03, 5.05 and 8.01. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 1.
Class 160 A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	AMPS
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase one share of common stock, each at an exercise price of $11.00
Trading Symbol	AMPS WS
Security Exchange Name	NYSE